EVENT AFTER REPORTING PERIOD	9 Months Ended
Sep. 30, 2024
Notes and other explanatory information [abstract]
EVENT AFTER REPORTING PERIOD

14.	EVENT AFTER REPORTING PERIOD

The Company closed the first tranche of the private placement which was announced on October 1, 2024 for gross proceeds of $65,000 and issued 650,000 units of the Company. Each unit consists of one common share in the capital of the Company and one share purchase warrant to purchase an additional common share in the capital of the Company at the price of $0.15 per common share for a period of three (3) years. The Company paid a finder’s fee of $1,500 in cash and issued 15,000 share purchase warrants exercisable for two (2) years at the price of $0.15 per share.